Significant accounting judgments, estimates and assumptions - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Critical Accounting Estimates and Judgements [Line Items]
Gain loss from asset transfer	¥ 0.9
Selling Expenses [Member]
Disclosure Critical Accounting Estimates and Judgements [Line Items]
Reclassification adjustment on Excess incentive amount	¥ 119.3	¥ 105.8
Period One [Member]
Disclosure Critical Accounting Estimates and Judgements [Line Items]
Share based compensation target market capitalization period	9 years 1 month 17 days
Period Two [Member]
Disclosure Critical Accounting Estimates and Judgements [Line Items]
Share based compensation target market capitalization period	9 years 6 months 10 days